Restatement Of Previously Issued Financial Statements -Schedule of Impact of Revision on the Financial Statements (Details) - USD ($)			2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended	9 Months Ended
		Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021	Jan. 12, 2021	Jul. 30, 2020
Statement of Financial Position [Abstract]
Common stock subject to possible redemption				$ 57,500,000			$ 0		$ 57,500,000
Common stock	[1]			181			144 [2]		181
Accumulated deficit				(1,958,858)			(1,686)		(1,958,858)
Total Stockholders' (Deficit) Equity		$ (1,000)	$ (1,000)	$ (1,958,677)	$ (1,719,733)	$ (1,555,914)	$ 23,314	$ (1,719,733)	(1,958,677)		$ 0
Statement of Stockholders' Equity [Abstract]
Accretion for common stock to redemption amount						(5,131,593)
Statement of Cash Flows [Abstract]
Initial classification of common stock subject to possible redemption			$ 0						$ 57,500,000
Statement of Operations
Weighted average shares outstanding	[3]						1,250,000
Basic and diluted net income (loss) per share							$ 0.00
Redeemable Common Stock [Member]
Statement of Operations
Weighted average shares outstanding		0	1,250,000	5,750,000					5,491,758
Basic and diluted net income (loss) per share		$ 0	$ 0.00	$ (0.03)					$ (0.08)
Non Redeemable Common Stock [Member]
Statement of Operations
Weighted average shares outstanding		0		1,807,500					1,782,885
Basic and diluted net income (loss) per share		$ 0		$ (0.03)					$ (0.08)
Previously Reported [Member]
Statement of Financial Position [Abstract]
Common stock subject to possible redemption					50,780,263,000	50,944,084,000		50,780,263,000		$ 43,854,220,000
Common stock					247,000	246,000		247,000		241,000
Additional paid-in capital					5,312,897,000	5,149,077,000		5,312,897,000		5,001,446,000
Accumulated deficit					(313,140,000)	(149,321,000)		(313,140,000)		0
Total Stockholders' (Deficit) Equity					5,000,004,000	5,000,002,000		5,000,004,000		5,001,687,000
Statement of Stockholders' Equity [Abstract]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses						52,368,407,000
Change in value of common stock subject to redemption					$ 163,821,000	(50,944,084,000)
Accretion for common stock to redemption amount						0
Statement of Cash Flows [Abstract]
Initial classification of common stock subject to possible redemption						51,091,720,000		51,091,720,000
Change in value of common stock subject to possible redemption						$ (147,636,000)		$ (311,457,000)
Previously Reported [Member] | Redeemable Common Stock [Member]
Statement of Operations
Weighted average shares outstanding					5,094,072	5,090,614		5,092,476
Basic and diluted net income (loss) per share					$ 0	$ 0		$ 0
Previously Reported [Member] | Non Redeemable Common Stock [Member]
Statement of Operations
Weighted average shares outstanding					2,463,428	2,310,301		2,387,287
Basic and diluted net income (loss) per share					$ (0.07)	$ (0.06)		$ (0.13)
Revision of Prior Period, Adjustment [Member]
Statement of Financial Position [Abstract]
Common stock subject to possible redemption					$ 6,719,737,000	$ 6,555,916,000		$ 6,719,737,000		6,145,780,000
Common stock					(66,000)	(65,000)		(66,000)		(60,000)
Additional paid-in capital					(5,312,897,000)	(5,149,077,000)		(5,312,897,000)		(5,001,446,000)
Accumulated deficit					(1,406,774,000)	(1,406,774,000)		(1,406,774,000)		(1,144,273,000)
Total Stockholders' (Deficit) Equity					(6,719,737,000)	(6,555,916,000)		(6,719,737,000)		(6,145,779,000)
Statement of Stockholders' Equity [Abstract]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses						(52,368,407,000)
Change in value of common stock subject to redemption					$ (163,821,000)	50,944,084,000
Accretion for common stock to redemption amount						(5,131,593,000)
Statement of Cash Flows [Abstract]
Initial classification of common stock subject to possible redemption						6,408,280,000		6,408,280,000
Change in value of common stock subject to possible redemption						$ 147,636,000		$ 311,457,000
Revision of Prior Period, Adjustment [Member] | Redeemable Common Stock [Member]
Statement of Operations
Weighted average shares outstanding					655,928	(123,948)		268,021
Basic and diluted net income (loss) per share					$ (0.02)	$ (0.02)		$ (0.04)
Revision of Prior Period, Adjustment [Member] | Non Redeemable Common Stock [Member]
Statement of Operations
Weighted average shares outstanding					(655,928)	(577,468)		(616,914)
Basic and diluted net income (loss) per share					$ 0.05	$ 0.04		$ 0.09
As Restated [Member]
Statement of Financial Position [Abstract]
Common stock subject to possible redemption					$ 57,500,000,000	$ 57,500,000,000		$ 57,500,000,000		50,000,000,000
Common stock					181,000	181,000		181,000		181,000
Additional paid-in capital					0	0		0		0
Accumulated deficit					(1,719,914,000)	(1,556,095,000)		(1,719,914,000)		(1,144,273,000)
Total Stockholders' (Deficit) Equity					(1,719,733,000)	(1,555,914,000)		(1,719,733,000)		$ (1,144,092,000)
Statement of Stockholders' Equity [Abstract]
Sale of 5,750,000 Units, net of underwriting discounts and offering expenses						0
Change in value of common stock subject to redemption					$ 0	0
Accretion for common stock to redemption amount						(5,131,593,000)
Statement of Cash Flows [Abstract]
Initial classification of common stock subject to possible redemption						57,500,000,000		57,500,000,000
Change in value of common stock subject to possible redemption						$ 0		$ 0
As Restated [Member] | Redeemable Common Stock [Member]
Statement of Operations
Weighted average shares outstanding					5,750,000	4,966,667		5,360,497
Basic and diluted net income (loss) per share					$ (0.02)	$ (0.02)		$ (0.04)
As Restated [Member] | Non Redeemable Common Stock [Member]
Statement of Operations
Weighted average shares outstanding					1,807,500	1,732,833		1,770,373
Basic and diluted net income (loss) per share					$ (0.02)	$ (0.02)		$ (0.04)

[1]	At December 31, 2020, shares issued and outstanding included up 187,500 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 6).
[2]	Included up to 187,500 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).
[3]	Excluded an aggregate of up to 187,500 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).